Investments - Schedule of Continuous Loss Position (Details) $ in Millions	Sep. 30, 2026 USD ($) security	Dec. 31, 2025 USD ($) security
Debt Securities, Available-for-Sale [Line Items]
Fair value	$ 2,331.1	$ 136.2
Gross unrealized losses	(48.6)	(0.5)
Gross unrealized losses	$ (0.1)	$ (0.1)
Number of securities | security	1,389	215
U.S. Treasuries
Debt Securities, Available-for-Sale [Line Items]
Fair value	$ 552.4	$ 50.1
Gross unrealized losses	(7.1)	(0.1)
Gross unrealized losses	$ 0.0	$ (0.1)
Number of securities | security	169	49
Non-U.S. government
Debt Securities, Available-for-Sale [Line Items]
Fair value	$ 35.5	$ 5.3
Gross unrealized losses	(0.5)	0.0
Gross unrealized losses	$ 0.0	$ 0.0
Number of securities | security	26	3
Corporate bonds
Debt Securities, Available-for-Sale [Line Items]
Fair value	$ 1,290.7	$ 53.3
Gross unrealized losses	(34.2)	(0.3)
Gross unrealized losses	$ (0.1)	$ 0.0
Number of securities | security	957	132
Residential mortgage-backed
Debt Securities, Available-for-Sale [Line Items]
Fair value	$ 262.7	$ 2.2
Gross unrealized losses	(4.5)	0.0
Gross unrealized losses	$ 0.0	$ 0.0
Number of securities | security	113	1
Commercial mortgage-backed
Debt Securities, Available-for-Sale [Line Items]
Fair value	$ 8.3
Gross unrealized losses	(0.2)
Gross unrealized losses	$ 0.0
Number of securities | security	14
Other asset-backed securities
Debt Securities, Available-for-Sale [Line Items]
Fair value	$ 181.5	$ 25.3
Gross unrealized losses	(2.1)	(0.1)
Gross unrealized losses	$ 0.0	$ 0.0
Number of securities | security	110	30